Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant, and Equipment [Line Items]
Other receivables	$ 4,103,644
Reclassification, exchange differences	61,778
Interest income	617,809		$ 375,365	$ 32,089
Provision of expected credit losses	807	$ 1,850,064	69,474
Impairment of goodwill			$ 1,129
Number of operating segments | Segment		1
Vessels [Member]
Property, Plant, and Equipment [Line Items]
Vessel reassessment description		The Company reassesses the estimated residual value of the vessel once every five years.
TMD Marine Fuels Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Percentage of ownership		30.00%
TMD Marine Fuels Sdn. Bhd. [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Property, Plant, and Equipment [Line Items]
Percentage of ownership		70.00%
TMD Energy Limited [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Percentage of ownership		20.00%
TMD Energy Limited [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Percentage of ownership		50.00%
TMD Energy Limited [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Property, Plant, and Equipment [Line Items]
Percentage of ownership		7.37%